Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
As required by Section 953(a) of the Dodd-Frank Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation and certain financial performance of our Company. The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how the Company or our Compensation Committee view the link between the Company’s performance and the pay of our principal executive officers (“PEOs”) and our non-PEO named executive officers (“NEOs”).
The following table sets forth information concerning the compensation of our PEOs and our non-PEO NEOs in comparison to certain performance metrics for each of the fiscal years ending July 31, 2025, and July 31, 2024. The use of the term “compensation actually paid” (“CAP”) is required by the SEC’s rules. Per SEC rules, CAP was calculated by adjusting the Summary Compensation Table Total values for the applicable year as described in the footnotes to the table.

Year(1)	Summary Compensation Table Total for PEO (Sunny Trinh)	Compensation actually Paid to PEO ($)(3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)(2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)(3)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)(4)	Net Income($) (in thousands)(5)
2025	$321,053	$(421,878)	$497,707	$159,534	$Nil	$(12,067)
2024	$772,526	$362,317	$410,390	$537,689	$Nil	$(9,872)

(1)	Sunny Trinh served as our PEO for 2024 and 2025. Our NEOs for 2025 were Chris Merkel and David Goertz.
(2)	Amounts in this column represent the “Total” column set forth in the Summary Compensation Table (“SCT”). See the footnotes to the SCT for further detail regarding the amounts in these columns.
(3)
The dollar amounts reported in these columns represent the amounts of “compensation actually paid.” These amounts are computed in accordance with Item 402(v) of Regulation S-K by deducting and adding the following amounts from the “Total” column of the SCT (pursuant to SEC rules, fair value at each measurement date is computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under GAAP).

(4)
The shareholder return is based on comparing the stock price from the end of one fiscal period to the end of the subsequent fiscal period and determining the percentage that the initial investment has increased or decreased over that period.

(5)	The net income is derived from the GAAP approach of subtracting net expenses from net revenues to arrive at net income.
The following tables set forth the adjustments made during each year represented in the Pay Versus Performance Table to arrive at compensation “actually paid” to our NEO’s during each of the years in question:

	PEO: Sunny Trinh		Non-PEO NEOs
	2025	2024	2025	2024
Summary Compensation Table	$321,053	$772,526	$497,707	$410,390
Deduct: Amounts Reported Under the “Stock Awards”	(71,053)	(522,526)	—	(50,390)
Deduct: Amounts Reported Under the “Option Awards”	—	—	(84,817)	—
Add: Fair Value of Awards that Remain Unvested as of year end	68,775	995,328	28,523	299,949
Add: Fair Value of Awards Granted during year that vest during year	60,395	—	—	—
Add/(Deduct): Change in Fair Value from Prior Year-end to current Year-end of Awards Granted prior to year that were Outstanding and Unvested as of year end	(315,303)	(1,010,115)	(96,416)	(139,326)
Add/(Deduct): Change in Fair Value from Prior Year-end to vesting date of Awards granted prior to year that were Outstanding and Unvested as of year end	(485,745)	127,105	(185,463)	17,067
Deduct: Fair Value of Awards Granted Prior to year that were Forfeited during year	—	—	—	—
Add: Dividends or Other Earnings Paid during year prior to Vesting Date of Award	—	—	—	—
Total Compensation Actually Paid	$(421,878)	$362,317	$159,534	$537,689

Named Executive Officers, Footnote
(1)	Sunny Trinh served as our PEO for 2024 and 2025. Our NEOs for 2025 were Chris Merkel and David Goertz.

PEO Total Compensation Amount	$ 321,053	$ 772,526
PEO Actually Paid Compensation Amount	$ (421,878)	362,317
Adjustment To PEO Compensation, Footnote
The following tables set forth the adjustments made during each year represented in the Pay Versus Performance Table to arrive at compensation “actually paid” to our NEO’s during each of the years in question:

	PEO: Sunny Trinh		Non-PEO NEOs
	2025	2024	2025	2024
Summary Compensation Table	$321,053	$772,526	$497,707	$410,390
Deduct: Amounts Reported Under the “Stock Awards”	(71,053)	(522,526)	—	(50,390)
Deduct: Amounts Reported Under the “Option Awards”	—	—	(84,817)	—
Add: Fair Value of Awards that Remain Unvested as of year end	68,775	995,328	28,523	299,949
Add: Fair Value of Awards Granted during year that vest during year	60,395	—	—	—
Add/(Deduct): Change in Fair Value from Prior Year-end to current Year-end of Awards Granted prior to year that were Outstanding and Unvested as of year end	(315,303)	(1,010,115)	(96,416)	(139,326)
Add/(Deduct): Change in Fair Value from Prior Year-end to vesting date of Awards granted prior to year that were Outstanding and Unvested as of year end	(485,745)	127,105	(185,463)	17,067
Deduct: Fair Value of Awards Granted Prior to year that were Forfeited during year	—	—	—	—
Add: Dividends or Other Earnings Paid during year prior to Vesting Date of Award	—	—	—	—
Total Compensation Actually Paid	$(421,878)	$362,317	$159,534	$537,689

Non-PEO NEO Average Total Compensation Amount	$ 497,707	410,390
Non-PEO NEO Average Compensation Actually Paid Amount	$ 159,534	537,689
Adjustment to Non-PEO NEO Compensation Footnote
The following tables set forth the adjustments made during each year represented in the Pay Versus Performance Table to arrive at compensation “actually paid” to our NEO’s during each of the years in question:

	PEO: Sunny Trinh		Non-PEO NEOs
	2025	2024	2025	2024
Summary Compensation Table	$321,053	$772,526	$497,707	$410,390
Deduct: Amounts Reported Under the “Stock Awards”	(71,053)	(522,526)	—	(50,390)
Deduct: Amounts Reported Under the “Option Awards”	—	—	(84,817)	—
Add: Fair Value of Awards that Remain Unvested as of year end	68,775	995,328	28,523	299,949
Add: Fair Value of Awards Granted during year that vest during year	60,395	—	—	—
Add/(Deduct): Change in Fair Value from Prior Year-end to current Year-end of Awards Granted prior to year that were Outstanding and Unvested as of year end	(315,303)	(1,010,115)	(96,416)	(139,326)
Add/(Deduct): Change in Fair Value from Prior Year-end to vesting date of Awards granted prior to year that were Outstanding and Unvested as of year end	(485,745)	127,105	(185,463)	17,067
Deduct: Fair Value of Awards Granted Prior to year that were Forfeited during year	—	—	—	—
Add: Dividends or Other Earnings Paid during year prior to Vesting Date of Award	—	—	—	—
Total Compensation Actually Paid	$(421,878)	$362,317	$159,534	$537,689

Compensation Actually Paid vs. Total Shareholder Return
In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between information presented in the Pay Versus Performance table and each of total shareholder return (“TSR”) and net loss.
We utilize several performance measures to align executive compensation with our performance. As described in more detail above in the section “Other Policies and Considerations - Employment Contracts and Change in Control Arrangements,” part of the compensation our NEOs are eligible to receive consists of annual performance-based bonuses that are designed to provide appropriate incentives to our executives to achieve defined annual corporate goals and to reward our executives for individual achievement towards these goals. Performance measures with respect to the performance bonuses include the Company’s share performance.

Compensation Actually Paid vs. Net Income
In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between information presented in the Pay Versus Performance table and each of total shareholder return (“TSR”) and net loss.
We utilize several performance measures to align executive compensation with our performance. As described in more detail above in the section “Other Policies and Considerations - Employment Contracts and Change in Control Arrangements,” part of the compensation our NEOs are eligible to receive consists of annual performance-based bonuses that are designed to provide appropriate incentives to our executives to achieve defined annual corporate goals and to reward our executives for individual achievement towards these goals. Performance measures with respect to the performance bonuses include the Company’s share performance.

Total Shareholder Return Amount
Net Income (Loss)	$ (12,067,000)	$ (9,872,000)
PEO Name	Sunny Trinh	Sunny Trinh
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 68,775	$ 995,328
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(315,303)	(1,010,115)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	60,395	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(485,745)	127,105
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(71,053)	(522,526)
PEO | Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	28,523	299,949
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(96,416)	(139,326)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(185,463)	17,067
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(50,390)
Non-PEO NEO | Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (84,817)	$ 0